Other Assets - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments [Line Items]
Plan assets, noncurrent	$ 63	$ 27
Supplemental Executive Retirement Plan
Schedule of Investments [Line Items]
Plan assets, noncurrent	145	143
ITC | Supplemental Executive Retirement Plan
Schedule of Investments [Line Items]
Plan assets, noncurrent	$ 70	$ 72